Income Tax - Schedule of Deferred Tax Assets (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Balance, beginning of the year	$ 1,159,587	$ 148,913	$ 355,566
Addition	(719,199)	(92,359)	804,021
Balance, end of the year	$ 440,388	$ 56,554	$ 1,159,587